Carnival Corporation & PLC Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Change in accounting principle	[1]	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	Retained earnings Change in accounting principle	[1]	AOCI	Treasury stock
Beginning Balance at Nov. 30, 2018	$ 24,443	$ (24)		$ 7	$ 358	$ 8,756	$ 25,066	$ (24)		$ (1,949)	$ (7,795)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	2,990						2,990
Other comprehensive income (loss)	(117)									(117)
Cash dividends declared	(1,379)						(1,379)
Purchases of treasury stock under the Repurchase Program and other	(548)					51					(599)
Ending Balance at Nov. 30, 2019	25,365			7	358	8,807	26,653			(2,066)	(8,394)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(10,236)						(10,236)
Other comprehensive income (loss)	630									630
Cash dividends declared	(342)						(342)
Issuance of common stock, net	3,249			2		3,247
Issuance and repurchase of Convertible Notes (net settled through a registered direct offering)	1,799			2		1,798
Purchases of treasury stock under the Repurchase Program and other	89				2	97					(10)
Ending Balance at Nov. 30, 2020	20,555			11	361	13,948	16,075			(1,436)	(8,404)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(9,501)						(9,501)
Other comprehensive income (loss)	(65)									(65)
Issuance of common stock, net	1,009					1,009
Conversion of Convertible Notes	15					15
Purchases and issuances under the Stock Swap program	19					206					(188)
Issuance of treasury shares for vested share-based awards	0						(126)				126
Share-based compensation and other	113					113
Ending Balance at Nov. 30, 2021	$ 12,144			$ 11	$ 361	$ 15,292	$ 6,448			$ (1,501)	$ (8,466)

[1]	We adopted the provisions of Revenue from Contracts with Customers and Derivatives and Hedging on December 1, 2018.